16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

Related Party Transactions with James Gingo

The Company acquired a 100% interest in TransTech by issuing a Promissory Note or Note on June 8, 2010 to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent per annum from the date of the Note. The Note was secured by a security interest in the stock and assets of TransTech. The Company paid the final note payment of $1,000,000 and interest of $30,397 on June 12, 2013. Mr. Gingo’s Employment Agreement expired June 8, 2013.  He resigned from the Board of Directors effective June 21, 2013, and is no longer employed by the Company or TransTech. Prior to June 21, 2013, Mr. Gingo guaranteed the Secured Credit Facility with BFI Finance Corp. The Company recorded accrued expenses- related parties of $0 and $5,849 for accrued interest as of September 30, 2013 and 2012, respectively.

TransTech is located at 12142 NE Sky Lane, Suite 130, Aurora, OR 97002. TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,751. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  The original lease dated in 2006 predated our acquisition of TransTech Systems on June 8, 2010. However, Mr. James Gingo was a member in G & L Business Group LLC, the lessor for this lease. On February 28, 2009, the members in the 2006 lease dissolved the G & L Business Group LLC and TransTech Systems leased the property directly from Little Properties LLC, an entity in which Mr. Gingo has no current ownership interest.

Related Party Transactions with Ronald P. Erickson

An affiliate of Mr. Erickson, our Chief Executive Officer, Juliz I Limited Partnership, loaned the Company operating funds during fiscal 2009.  The Demand Notes totaled $34,630 and accrued interest at 8% per annum. The Company paid the Demand Notes plus accrued interest of $9,708 during the year ended September 30, 2012.

Additionally, Mr. Erickson incurred expenses on behalf of the Company for a total of $24,322 during the 2009 fiscal year.  The balance was converted into a Demand Note as of September 30, 2009 and accrued interest at 8% per annum. The Company paid the Demand Note plus accrued interest of $5,294 during the year ended September 30, 2012.

The Company recorded accounts payable- related parties as of $0 and $73,600 for payroll or expenses as of September 30, 2013 and September 30, 2012, respectively.

Mr. Erickson, our Chief Executive Officer and/or entities in which Mr. Erickson has a beneficial interest have made advances and loans to the Company in the total principal amount of $960,000 on or before the date hereof at an average annual interest rate of 4.2%. In addition, Mr. Erickson and/or entities in which Mr. Erickson has a beneficial interest also have unreimbursed 2013 expenses and unpaid salary and interest from 2013 on the outstanding principal amount of the Loans totaling approximately $65,000 as of June 14, 2013. Mr. Erickson and related entities converted $500,000 of the advances and loans as part of the PPM which closed June 14, 2013. The remaining amounts were paid to Mr. Erickson and related entities prior to June 30, 2013.

On January 10, 2014, Mr. Erickson and/or entities in which Mr. Erickson has a beneficial interest have made advances and loans to the Company in the total principal amount of $200,000 at an average annual interest rate of 3.0%. The loan is due March 31, 2014.

Related Party Transaction with Mark Scott

Mr. Mark Scott, our Chief Financial Offer, invested $10,000 in the Private Placement which closed June 14, 2013.

Related Party Transactions with Bradley Sparks

On November 12, 2009, Mr. Sparks resigned as our Chief Executive Officer and President.  He held these positions since November 2006.  Mr. Sparks accrued, but was not paid, compensation of $20,000 per month. In addition, Mr. Sparks entered into (i) a demand note dated February 27, 2007 for $50,000 plus loan fees of $750.  Interest accrued on the note at a rate of 18% per annum, with a penalty interest rate of 30%; and (ii) a demand note dated September 30, 2009 for $22,478. Interest accrued at 8% per annum, with a default interest rate of 12%.

On September 6, 2012, Mr. Sparks resigned from the Board of Directors. In addition, we signed a Settlement and Release Agreement or Sparks Agreement with Mr. Sparks, The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635 to Mr. Sparks for a note, accrued interest and other unpaid expenses (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is in full settlement of all outstanding liabilities due to Mr. Sparks.

Mr. Sparks is the cousin of Ronald Erickson, our Chief Executive Officer.

Related Party Transactions with Dr. Masahiro Kawahata and Yoshitami Arai

The Company paid $195,000 for fees to Dr. Kawahata and Mr. Arai, two former Directors, as a finder fee for their services in closing the Sumitomo transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012. On December 28, 2012, the Board of Directors ratified the resignation of Dr. Masahiro Kawahata as an independent director effective as of November 30, 2012.  On December 28, 2012, the Board ratified the resignation of Yoshitami Arai as an independent director effective as of December 26, 2012.